Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Amounts due to Related Parties

Amounts due to related parties as of December 31, 2024 and June 30, 2024 consist of:

	December 31, 2024	June 30, 2024

Daniel McClory, Executive Chairman and Director	$10,500	$10,500
Alberto Libanori, Director	741	241
Due to related party – recognized at fair value (1)	$11,241	$10,741